Financial Instruments (Tables)	9 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of foreign currency risk [Table Text Block]
Cash	$500,653
Accounts Receivable	$732,199
Sales tax receivable	$112,372
Prepaids and deposits	$-
Finance lease receivable	$69,636
Accounts payable and accrued liabilities	$(264,853)
Related party loan and interest payable	$(3,670,000)